Intangible Assets - Associated With Products (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 4,171,361	¥ 4,751,169	[1]
Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,171,361	4,751,169		¥ 1,014,264
Carrying amount | Intangible assets associated with products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,073,670	4,642,521		969,997
Carrying amount | Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,602,384	4,135,520		698,329
Carrying amount | Marketed products | Immunoglobulin
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 788,628	860,201
Residual amortization period	15 years
Carrying amount | Marketed products | Takhzyro
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 567,589	620,926
Residual amortization period	14 years
Carrying amount | Marketed products | Vyvanse
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 517,695	620,117
Residual amortization period	6 years
Carrying amount | Marketed products | Advate & Adynovate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 313,509	355,163
Residual amortization period	10 years
Carrying amount | Marketed products | Alunbrig
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 76,688	85,251
Residual amortization period	11 years
Carrying amount | In-process R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 471,286	507,001		¥ 271,668
Carrying amount | In-process R&D | Alunbrig
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 160,580	¥ 163,738

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.